COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	2.2%
BANKING	0.7%
Bank of America Corp., 4.75%, Series SS(a)		40,139	$820,040
Wells Fargo & Co., 4.70%, Series AA(a)		56,344	1,049,689
Wells Fargo & Co., 4.75%, Series Z(a)		26,331	502,922

			2,372,651

INSURANCE	0.6%
Allstate Corp./The, 7.375%, Series J(a)		43,215	1,159,891
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		39,366	932,580
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a),(b)		6,122	152,254

			2,244,725

PIPELINES	0.9%
Enbridge, Inc., 3.94% to 3/1/25, Series 11 (Canada)(a),(b)		46,275	528,496
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		72,332	1,786,600
TC Energy Corp., 3.903% to 4/30/24, Series 7 (Canada)(a),(b)		85,000	983,013

			3,298,109

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$7,823,200)			7,915,485

		Principal Amount
PREFERRED SECURITIES—OVER-THE-COUNTER	94.1%
BANKING	58.6%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(c),(d)		$1,200,000	1,193,160
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(a),(b),(c),(d)		1,518,000	1,607,077
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(c)		2,400,000	2,291,280
Banco BPM SpA, 7.00% to 4/12/27 (Italy)(a),(b),(c),(d)		800,000	816,770
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(c),(d)		800,000	776,827
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a),(b),(c),(d)		1,600,000	1,760,179
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32 (Mexico)(a),(b),(c),(e)		1,000,000	802,500
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(c)		800,000	637,958
Bank of America Corp., 4.375% to 1/27/27, Series RR(a),(b)		1,422,000	1,249,934
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		1,199,000	1,119,626
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		2,943,000	2,926,702
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b)		730,000	726,934
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		2,747,000	2,728,320

	Principal Amount	Value
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(c),(d)	$600,000	$637,336
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(c),(d)	1,800,000	1,967,179
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(a),(b)	166,000	137,763
Bank of New York Mellon Corp./The, 4.625% to 9/20/26, Series F(a),(b)	2,152,000	1,942,240
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)	1,745,000	1,657,076
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)	1,200,000	1,248,465
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a),(b)	1,360,000	1,319,236
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(c)	1,800,000	1,646,576
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(c)	1,000,000	1,213,905
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(c)	1,400,000	1,382,052
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(b),(c)	3,300,000	3,077,250
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(c),(d)	2,400,000	2,921,706
BNP Paribas SA, 4.625% to 1/12/27 (France)(a),(b),(c),(e)	1,879,000	1,585,555
BNP Paribas SA, 4.625% to 2/25/31 (France)(a),(b),(c),(e)	1,000,000	767,229
BNP Paribas SA, 6.625% to 3/25/24 (France)(a),(b),(c),(e)	1,200,000	1,170,000
BNP Paribas SA, 7.00% to 8/16/28 (France)(a),(b),(c),(e)	800,000	755,200
BNP Paribas SA, 7.375% to 8/19/25 (France)(a),(b),(c),(e)	600,000	594,060
BNP Paribas SA, 7.375% to 6/11/30 (France)(a),(b),(c),(d)	200,000	219,934
BNP Paribas SA, 7.75% to 8/16/29 (France)(a),(b),(c),(e)	7,600,000	7,584,040
BNP Paribas SA, 9.25% to 11/17/27 (France)(a),(b),(c),(e)	1,600,000	1,684,921
CaixaBank SA, 5.875% to 10/9/27 (Spain)(a),(b),(c),(d)	800,000	812,285
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a),(b),(c),(d)	2,600,000	2,826,126
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)	4,376,000	3,432,922
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)	5,924,000	5,295,997
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)	773,000	757,704
Citigroup, Inc., 3.875% to 2/18/26, Series X(a),(b)	6,101,000	5,325,563
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)	1,500,000	1,349,910
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	2,412,000	2,343,898
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a),(b)	679,000	692,580
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b)	1,350,000	1,280,575
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(c),(d)	1,000,000	928,248
Credit Agricole SA, 4.00% to 12/23/27 (France)(a),(b),(c),(d)	600,000	586,875
Credit Agricole SA, 4.75% to 3/23/29 (France)(a),(b),(c),(e)	1,800,000	1,474,020
Credit Agricole SA, 6.875% to 9/23/24 (France)(a),(b),(c),(e)	2,200,000	2,156,220
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a),(b),(c),(d)	1,100,000	1,222,366

	Principal Amount		Value
Credit Agricole SA, 7.875% to 1/23/24 (France)(a),(b),(c),(e)	$1,200,000		$1,197,672
Credit Agricole SA, 8.125% to 12/23/25 (France)(a),(b),(c),(e)	1,600,000		1,610,376
Credit Suisse Group AG, 5.25% to 2/11/27, Claim (Switzerland)(a),(b),(c),(e),(f),(g)	400,000		20,000
Credit Suisse Group AG, 6.375% to 8/21/26, Claim (Switzerland)(a),(b),(c),(e),(f),(g)	1,600,000		80,000
Credit Suisse Group AG, 7.25% to 9/12/25, Claim (Switzerland)(a),(b),(c),(e),(f),(g)	2,000,000		100,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a),(b),(c),(e),(f),(g)	2,400,000		120,000
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(c)	2,400,000		2,009,262
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a),(b),(c),(d)	2,000,000		2,250,600
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(c)	2,200,000		2,038,212
DNB Bank ASA, 4.875% to 11/12/24 (Norway)(a),(b),(c),(d)	400,000		380,750
Dresdner Funding Trust I, 8.151%, due 6/30/31 (TruPS)(e)	800,000		854,689
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a),(b),(e)	2,925,000		2,734,875
First Horizon Bank, 6.393% (3 Month US Term SOFR + 1.112%, Floor 3.75%)(a),(e),(h)	3,500	†	2,362,500
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)	1,334,000		1,346,952
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)	953,000		779,580
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(a),(b)	524,000		433,573
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a),(b),(e)	2,025,000		2,515,043
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a),(b),(c)	2,800,000		2,241,250
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(c)	2,200,000		2,126,958
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)	600,000		634,094
HSBC Holdings PLC, 6.547% to 6/20/33, due 6/20/34 (United Kingdom)(b)	2,200,000		2,200,784
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a),(b),(c)	3,200,000		3,227,413
Huntington Bancshares, Inc./OH., 4.45% to 10/15/27, Series G(a),(b)	1,680,000		1,436,030
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(b),(d)	600,000		581,498

	Principal Amount	Value
ING Groep N.V., 4.25% to 5/16/31, Series NC10 (Netherlands)(a),(b),(c)	$1,400,000	$983,200
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(a),(b),(c),(d)	1,200,000	968,093
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(c)	2,800,000	2,516,038
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(c)	1,600,000	1,509,476
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(c),(d)	1,200,000	1,163,214
ING Groep N.V., 7.50% to 5/16/28 (Netherlands)(a),(b),(c),(d)	4,400,000	4,140,712
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a),(b),(c),(e)	2,400,000	2,316,000
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)	1,359,000	1,223,644
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)	220,000	208,450
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)	1,800,000	1,761,075
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)	1,505,000	1,497,807
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)	1,325,000	1,325,000
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a),(b),(c),(d)	1,000,000	906,257
KeyCorp Capital III, 7.75%, due 7/15/29 (TruPS)	1,000,000	925,433
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(c)	2,000,000	1,950,840
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(c)	1,800,000	1,705,950
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a),(b),(c)	2,900,000	2,721,650
M&T Bank Corp., 3.50% to 9/1/26, Series I(a),(b)	78,000	58,431
M&T Bank Corp., 5.125% to 11/1/26, Series F(a),(b)	1,269,000	1,071,226
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(c),(d)	800,000	906,723
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a),(b),(c)	1,000,000	712,885
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(c)	2,600,000	2,439,710
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(c)	2,600,000	2,573,649
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a),(b),(c),(e)	1,200,000	1,166,244
PNC Financial Services Group, Inc./The, 3.40% to 9/15/26, Series T(a),(b)	2,000,000	1,555,000
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series U(a),(b)	470,000	435,049
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(a),(b)	1,841,000	1,776,565
PNC Financial Services Group, Inc./The, 6.25% to 3/15/30, Series W(a),(b)	2,592,000	2,376,662
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)	889,000	854,932

	Principal Amount	Value
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(c),(d)	$600,000	$575,250
Societe Generale SA, 5.375% to 11/18/30 (France)(a),(b),(c),(e)	2,200,000	1,760,220
Societe Generale SA, 6.75% to 4/6/28 (France)(a),(b),(c),(e)	1,400,000	1,204,317
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(a),(b),(c),(d)	900,000	979,419
Societe Generale SA, 8.00% to 9/29/25 (France)(a),(b),(c),(e)	1,600,000	1,568,200
Societe Generale SA, 9.375% to 11/22/27 (France)(a),(b),(c),(e)	2,800,000	2,855,580
Standard Chartered PLC, 4.30% to 8/19/28 (United Kingdom)(a),(b),(c),(e)	600,000	470,040
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a),(b),(c),(e)	800,000	623,020
Standard Chartered PLC, 7.75% to 8/15/27 (United Kingdom)(a),(b),(c),(e)	2,400,000	2,394,720
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a),(b),(c),(d)	600,000	564,145
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)	4,200,000	4,325,160
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)	1,000,000	892,500
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)	739,000	698,868
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)	2,068,000	1,863,682
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a),(b),(c),(e)	1,800,000	1,347,390
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a),(b),(c),(e)	1,600,000	1,334,000
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a),(b),(c),(d)	800,000	719,540
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(c),(d)	3,500,000	3,262,263
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(c),(d)	1,400,000	1,351,889
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(c),(d)	1,200,000	1,188,216
US Bancorp, 3.70% to 1/15/27, Series N(a),(b)	501,000	390,780
US Bancorp, 5.30% to 4/15/27, Series J(a),(b)	2,650,000	2,333,458
Virgin Money UK PLC, 8.25% to 6/17/27 (United Kingdom)(a),(b),(c),(d)	600,000	674,603
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)	9,124,000	8,210,003
Wells Fargo & Co., 5.95%, due 12/15/36	1,605,000	1,591,157
Wells Fargo & Co., 7.625% to 9/15/28(a),(b)	5,600,000	5,771,584
Wells Fargo & Co., 7.95%, due 11/15/29, Series B	23,000	25,034

		208,641,343

		Principal Amount	Value

ENERGY	2.0%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		$2,700,000	$2,606,580
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		4,788,000	4,466,725

			7,073,305

FINANCIAL SERVICES	2.1%
Aircastle Ltd., 5.25% to 6/15/26, Series A(a),(b),(e)		1,440,000	1,094,400
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		1,582,000	1,111,009
American Express Co., 3.55% to 9/15/26, Series D(a),(b)		1,521,000	1,279,974
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(b),(e)		450,000	378,194
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b),(e)		851,000	637,420
Charles Schwab Corp./The, 5.00% to 6/1/27, Series K(a),(b)		1,826,000	1,651,972
ILFC E-Capital Trust II, 7.314% (30 Year CMT + 1.80%), due 12/21/65 (TruPS)(e),(h)		1,975,000	1,421,791

			7,574,760

INSURANCE	14.2%
Aegon NV, 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)		800,000	764,608
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(c),(d)		1,800,000	1,780,639
Allianz SE, 3.50% to 1/25/33 (Germany)(a),(b),(c),(e)		1,400,000	1,186,108
AXA SA, 8.60%, due 12/15/30 (France)		1,175,000	1,410,445
CNP Assurances, 4.875% to 10/7/30 (France)(a),(b),(c),(d)		400,000	302,438
CNP Assurances, 5.25% to 1/18/33, due 7/18/53, Series EMTN (France)(b),(d)		400,000	426,936
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		4,750,000	4,642,199
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24 (Japan)(a),(b),(e)		900,000	881,884
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		2,700,000	2,101,682
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		2,160,000	1,891,493
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		1,785,000	1,735,753
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(d)		600,000	583,290
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b),(e)		2,832,000	2,043,592
Hartford Financial Services Group, Inc./The, 7.446% (3 Month US LIBOR + 2.125%), due 2/12/47, Series ICON(e),(h)		1,236,000	1,058,609
ILFC E-Capital Trust I, 7.064% (30 Year CMT + 1.55%), due 12/21/65 (TruPS)(e),(h)		128,000	90,098

		Principal Amount	Value
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)(b),(d)		$600,000	$575,202
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(d)		1,200,000	997,634
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(b),(e)		1,470,000	1,178,052
Liberty Mutual Group, Inc., 7.80%, due 3/15/37(e)		250,000	259,194
Lincoln National Corp., 9.25% to 12/1/27, Series C(a),(b)		699,000	742,712
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(e)		1,700,000	1,782,495
MetLife, Inc., 3.85% to 9/15/25, Series G(a),(b)		850,000	796,375
MetLife, Inc., 9.25%, due 4/8/38(e)		1,800,000	2,081,457
MetLife, Inc., 10.75%, due 8/1/39		905,000	1,171,393
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 (Japan)(b),(e)		1,400,000	1,383,452
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)		1,200,000	1,094,457
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		875,000	867,751
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)		1,920,000	1,844,917
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(b)		2,040,000	2,063,011
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(d)		800,000	769,154
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a),(b),(e)		4,300,000	4,137,705
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(d)		800,000	792,622
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(c),(d)		2,200,000	1,663,222
SBL Holdings, Inc., 6.50% to 11/13/26(a),(b),(e)		2,200,000	1,254,000
SBL Holdings, Inc., 7.00% to 5/13/25(a),(b),(e)		1,940,000	1,217,350
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49 (Switzerland)(b),(e)		1,000,000	960,663
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(b),(d)		2,400,000	1,896,718

			50,429,310

PIPELINES	6.6%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		385,000	348,491
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		3,780,000	3,459,874
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		2,362,000	2,235,333

		Principal Amount	Value
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		$1,271,000	$1,178,532
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		2,238,000	2,219,064
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		2,232,000	2,260,795
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		2,540,000	2,307,100
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		1,176,000	1,035,822
Enterprise Products Operating LLC, 8.304% (3 Month US LIBOR + 2.986%), due 8/16/77, Series D(h)		1,628,000	1,629,204
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		2,549,000	2,177,497
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		2,398,000	2,023,043
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		3,032,000	2,836,352

			23,711,107

REAL ESTATE	1.2%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b),(e)		2,500,000	2,250,372
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b),(e)		2,500,000	2,110,013

			4,360,385

TELECOMMUNICATIONS	0.4%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a),(b),(d)		400,000	433,753
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		970,000	772,185
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(b),(d)		400,000	396,284

			1,602,222

UTILITIES	9.0%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		4,646,000	3,753,271
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		1,538,000	1,355,493
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		2,632,000	2,272,469
Edison International, 5.00% to 12/15/26, Series B(a),(b)		1,707,000	1,479,067
Edison International, 5.375% to 3/15/26, Series A(a),(b)		2,830,000	2,518,641
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(a),(b),(d)		2,000,000	2,288,434
Electricite de France SA, 9.125% to 3/15/33 (France)(a),(b),(e)		2,200,000	2,318,250

		Principal Amount	Value
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		$4,206,000	$4,105,971
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)		400,000	341,073
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		1,298,000	1,213,924
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		3,640,000	2,994,652
Sempra, 4.875% to 10/15/25(a),(b)		3,080,000	2,918,300
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		2,854,000	2,469,028
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		2,010,000	1,884,874

			31,913,447

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$360,412,841)			335,305,879

		Number of Shares
SHORT-TERM INVESTMENTS	2.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.21%(i)		6,022,305	6,022,305
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(i)		4,137,420	4,137,420

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,159,725)			10,159,725

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$378,395,766)	99.2%		353,381,089
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		2,832,642

NET ASSETS	100.0%		$356,213,731

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	1,985,370	USD	1,500,425	8/2/23	$(5,204)
Brown Brothers Harriman	EUR	19,462,079	USD	21,279,253	8/2/23	(119,310)
Brown Brothers Harriman	EUR	483,516	USD	533,989	8/2/23	2,363
Brown Brothers Harriman	EUR	426,996	USD	480,230	8/2/23	10,748
Brown Brothers Harriman	GBP	5,031,834	USD	6,395,612	8/2/23	(61,990)
Brown Brothers Harriman	USD	22,459,559	EUR	20,372,591	8/2/23	(59,888)
Brown Brothers Harriman	USD	5,683,625	GBP	4,417,829	8/2/23	(14,007)
Brown Brothers Harriman	USD	437,038	GBP	333,236	8/2/23	(9,380)
Brown Brothers Harriman	USD	1,508,502	CAD	1,985,370	8/2/23	(2,873)
Brown Brothers Harriman	USD	361,108	GBP	280,769	8/2/23	(783)
Brown Brothers Harriman	CAD	2,004,513	USD	1,523,603	9/5/23	2,751
Brown Brothers Harriman	EUR	800,000	USD	879,225	9/5/23	(1,807)
Brown Brothers Harriman	EUR	20,561,786	USD	22,703,296	9/5/23	58,799
Brown Brothers Harriman	GBP	4,495,367	USD	5,783,874	9/5/23	13,808

						$(186,773)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $120,987,187 or 34.0% of the net assets of the Fund.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $51,795,566 which represents 14.5% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $76,933,730 which represents 21.6% of the net assets of the Fund, of which 0.0% are illiquid.

(f)	Security is in default.
(g)	Non-income producing security.
(h)	Variable rate. Rate shown is in effect at July 31, 2023.
(i)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	41.1
United Kingdom	14.8
France	10.7
Canada	9.9
Netherlands	3.9
Switzerland	3.4
Spain	3.0
Australia	2.8
Germany	2.4
Italy	1.4
Ireland	1.2
Japan	0.8
Other (includes short-term investments)	4.6

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$7,915,485	$—	$—	$7,915,485
Preferred Securities—Over-the-Counter	—	335,305,879	—	335,305,879
Short-Term Investments	—	10,159,725	—	10,159,725

Total Investments in Securities(a)	$7,915,485	$345,465,604	$—	$353,381,089

Forward Foreign Currency Exchange Contracts	$—	$88,469	$—	$88,469

Total Derivative Assets(a)	$—	$88,469	$—	$88,469

Forward Foreign Currency Exchange Contracts	$—	$(275,242)	$—	$(275,242)

Total Derivative Liabilities(a)	$—	$(275,242)	$—	$(275,242)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity for the nine months ended July 31, 2023:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$26,482,289